Digital Assets - Schedule of Digital Asset Holdings (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Digital Asset Holdings [Line Items]
Digital asset	$ 5,760,400
BTC [Member]
Schedule of Digital Asset Holdings [Line Items]
Digital asset	2,187,600
ENA [Member]
Schedule of Digital Asset Holdings [Line Items]
Digital asset	1,038,700
USDT [Member]
Schedule of Digital Asset Holdings [Line Items]
Digital asset	$ 2,534,100